March 31, 2026
2026 Quarterly Report (Unaudited)

BlackRock Funds III
• BlackRock LifePath® Dynamic Retirement Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
March 31, 2026
BlackRock LifePath® Dynamic Retirement Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 42.9%
BlackRock Real Estate Securities Fund	68,122	$ 1,047,713
BlackRock Tactical Opportunities Fund, Class K	1,424,122	23,355,604
Diversified Equity Master Portfolio	$111,556,719	111,556,719
International Tilts Master Portfolio	$35,202,861	35,202,861
iShares Core MSCI Emerging Markets ETF	245,227	17,104,583
iShares Global Infrastructure ETF	125,122	8,383,174
iShares MSCI Canada ETF(b)	6,440	352,848
iShares MSCI EAFE Small-Cap ETF(b)	75,544	5,923,405
iShares Russell 2000 ETF	3,639	902,472
		203,829,379
Fixed-Income Funds — 50.8%
BlackRock Diversified Fixed Income Fund, Class K	20,792,744	194,620,084
iShares 0-5 Year TIPS Bond ETF	449,488	46,490,544
		241,110,628

Security	Shares	Value
Money Market Funds — 6.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.77%(c)(d)	6,201,544	$ 6,202,784
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.62%(c)	23,474,907	23,474,907
		29,677,691
Total Investments — 100.0% (Cost: $399,796,377)		474,617,698
Liabilities in Excess of Other Assets — 0.0%		(54,751)
Net Assets — 100.0%		$ 474,562,947

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/26	Shares/ Investment Value Held at 03/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 8,243,640	$ —	$ (2,039,752)(a)	$ (1,021)	$ (83)	$ 6,202,784	6,201,544	$ 6,759 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	24,170,776	—	(695,869)(a)	—	—	23,474,907	23,474,907	186,387	—
BlackRock Diversified Fixed Income Fund, Class K	203,627,966	2,336,755	(9,128,026)	(420,999)	(1,795,612)	194,620,084	20,792,744	2,312,992	—
BlackRock Real Estate Securities Fund	1,010,246	—	—	—	37,467	1,047,713	68,122	—	—
BlackRock Tactical Opportunities Fund, Class K	24,509,787	—	(2,004,681)	71,734	778,764	23,355,604	1,424,122	—	—
Diversified Equity Master Portfolio	121,737,742	—	(4,371,470)(a)(c)	4,545,098	(10,354,651)	111,556,719	$111,556,719	1,902,472	—
International Tilts Master Portfolio	37,366,483	—	(2,248,965)(a)(c)	1,912,178	(1,826,835)	35,202,861	$35,202,861	636,262	—
iShares 0-5 Year TIPS Bond ETF	47,978,623	1,833,298	(3,816,829)	7,160	488,292	46,490,544	449,488	—	—
iShares Core MSCI Emerging Markets ETF	19,389,945	—	(3,320,429)	917,756	117,311	17,104,583	245,227	—	—
iShares Global Infrastructure ETF	9,076,801	—	(1,579,064)	251,753	633,684	8,383,174	125,122	—	—
iShares MSCI Canada ETF	931,048	—	(622,091)	143,955	(100,064)	352,848	6,440	—	—
iShares MSCI EAFE Small-Cap ETF	5,856,926	—	—	—	66,479	5,923,405	75,544	—	—
iShares Russell 2000 ETF	895,776	—	—	—	6,696	902,472	3,639	1,609	—
				$ 7,427,614	$ (11,948,552)	$ 474,617,698		$ 5,046,481	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	Inclusive of income and expense allocated from the Master Portfolio.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	19	06/11/26	$ 4,328	$ 85,644

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock LifePath® Dynamic Retirement Fund

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts (continued)
10-Year U.S. Treasury Note	6	06/18/26	$ 666	$ (13,979)
10-Year U.S. Ultra Long Treasury Note	7	06/18/26	794	(14,832)
E-mini Russell 2000 Index	12	06/18/26	1,507	3,212
S&P 500 E-Mini Index	34	06/18/26	11,170	(222,224)
S&P/TSE 60 Index	18	06/18/26	4,937	41,987
U.S. Long Bond	56	06/18/26	6,363	(217,158)
Euro Stoxx 50 Index	5	06/19/26	318	(11,570)
MSCI EAFE Index	17	06/19/26	2,466	9,548
MSCI Emerging Markets Index	42	06/19/26	3,055	(9,079)
5-Year U.S. Treasury Note	230	06/30/26	24,880	(355,315)
				(703,766)
Short Contracts
Micro E-mini S&P 500 Index	7	06/18/26	230	5,456
NASDAQ 100 E-Mini Index	30	06/18/26	14,349	513,105
Ultra U.S. Treasury Bond	208	06/18/26	24,193	739,373
				1,257,934
				$ 554,168
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	4,731,534	AUD	6,733,095	Bank of America N.A.	06/17/26	$ 91,192
USD	1,519,151	AUD	2,152,000	Goldman Sachs International	06/17/26	36,026
USD	4,833,059	AUD	6,906,053	Morgan Stanley & Co. International PLC	06/17/26	73,517
USD	43,267	EUR	37,000	Barclays Bank PLC	06/17/26	352
USD	2,062,612	JPY	320,938,000	Morgan Stanley & Co. International PLC	06/17/26	27,477
						228,564
AUD	21,586,750	USD	15,238,627	Goldman Sachs International	06/17/26	(361,381)
CAD	7,335,169	USD	5,392,000	JPMorgan Chase Bank N.A.	06/17/26	(101,515)
CAD	13,505,826	USD	9,927,980	JPMorgan Chase Bank N.A.	06/17/26	(186,914)
JPY	6,141,333,308	USD	39,472,802	Deutsche Bank AG	06/17/26	(529,316)
USD	772,442	AUD	1,124,000	Goldman Sachs International	06/17/26	(2,201)
USD	1,243,284	JPY	197,481,000	Morgan Stanley & Co. International PLC	06/17/26	(8,985)
						(1,190,312)
						$ (961,748)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock LifePath® Dynamic Retirement Fund

Fair Value Hierarchy as of Period End (continued)
funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 57,069,799	$ —	$ —	$ 57,069,799
Fixed-Income Funds	241,110,628	—	—	241,110,628
Money Market Funds	29,677,691	—	—	29,677,691
	$327,858,118	$—	$—	327,858,118
Investments Valued at NAV(a)				146,759,580
				$ 474,617,698
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 573,308	$ 85,644	$ —	$ 658,952
Foreign Currency Exchange Contracts	—	228,564	—	228,564
Interest Rate Contracts	739,373	—	—	739,373
Liabilities
Equity Contracts	(242,873)	—	—	(242,873)
Foreign Currency Exchange Contracts	—	(1,190,312)	—	(1,190,312)
Interest Rate Contracts	(601,284)	—	—	(601,284)
	$468,524	$(876,104)	$—	$(407,580)

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)
Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

Portfolio Abbreviation
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor’s